[logo] PIONEER Investments(R)




May 5, 2010



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549


Re: Pioneer Cash Reserves Fund (the "Fund"), a series of Pioneer Money Market Trust (the "Trust") (File Nos.033-13179 and 811-05099)
     CIK No. 0000812195

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus for the Fund, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 35 to the Trust's registration statement on Form N-1A, filed electronically on April 30, 2010 (Accession No. 0000812195-10-000003).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
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    Kathleen H. Alexander
    Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



       "Member of the UniCredit Banking Group, Register of Banking Groups"